CAPITAL STOCK (Details Narrative) - USD ($)	Aug. 31, 2016	Feb. 29, 2016	Feb. 28, 2015
Par value of shares	$ 0.0001	$ 0.0001	$ 0.0001
Authorized shares of common stock	150,000,000	150,000,000	150,000,000
Dividend payable		$ 48,317	$ 16,767
Series B Preferred Stock [Member]
Authorized shares of preferred stock	1,000	1,000	1,000
Stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Liquidation preference		$ 3,700,000
Series A Preferred Stock [Member]
Authorized shares of preferred stock	1,000,000	1,000,000	1,000,000
Stated value per share	$ 0.0001	$ 0.0001	$ .0001